Equity (Tables)	12 Months Ended
Mar. 31, 2025
Equity, Attributable to Parent [Abstract]
Schedule of warrants outstanding and exercisable [Table Text Block]
	Warrants outstanding	Weighted average exercise price

Balance, March 31, 2022 and 2023	3,573,727	$22.92
Granted	3,220,000	5.89
Expired	(1,550,000)	13.69
Balance, March 31, 2024	5,243,727	$15.20

Reclassified to warrant liability	(5,243,727)	(15.20)
Balance, March 31, 2025	-	$-